Related party transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party [Abstract]
Schedule of transactions between related parties	The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Royalty expense	$346	$564	$1,200	$1,805
Other expense	1,455	1,339	$4,872	$3,658
Amounts due to DoubleU Games are as follows (in thousands):

	September 30, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,495	$1,958
Other receivables	6	3
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	September 30, 2025	December 31, 2024
4.6% Senior notes with related party	$35,658	$34,014
Accrued interest on 4.6% Senior Notes with related party	2,208	936

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Interest expense	$419	$425	$1,218	$1,268
Lease transaction details to DoubleU Games are as follows (in thousands):

	September 30, 2025	December 31, 2024
Right-of-use assets	$1,877	$2,238
Lease liabilities	1,998	2,335

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Payments	$177	$268	$520	$904
Interest expenses	24	63	$74	$219